Financial instruments - Long-term Energy Derivative Contracts (Detail)	Jun. 30, 2023 dth MWh $ / MWh
Derivative [Line Items]
Nonmonetary notional amount | dth	2,755,733
Cash flow hedge | Illinois Hub, Expiry September 2030
Derivative [Line Items]
Nonmonetary notional amount | MWh	3,772,462
Receive average prices (per MW-hr) | $ / MWh	25.00
Cash flow hedge | PJM Western HUB, Expiry December 2028
Derivative [Line Items]
Nonmonetary notional amount | MWh	404,612
Receive average prices (per MW-hr) | $ / MWh	29.00
Cash flow hedge | NI HUB, Expiry December 2027
Derivative [Line Items]
Nonmonetary notional amount | MWh	1,707,551
Receive average prices (per MW-hr) | $ / MWh	22.00
Cash flow hedge | ERCOT North HUB, Expiry December 2027
Derivative [Line Items]
Nonmonetary notional amount | MWh	1,471,065
Receive average prices (per MW-hr) | $ / MWh	36.00